Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenue:
Health care services	€ 3,594,663	€ 3,317,308
Health care products	893,133	815,249
Revenue	4,487,796	4,132,557
Costs of revenue:
Health care services	2,699,978	2,505,423
Health care products	377,050	361,846
Costs of revenue	3,077,028	2,867,269
Gross profit	1,410,768	1,265,288
Operating (income) expenses:
Selling, general and administrative	854,462	720,173
(Gain) loss related to divestiture of Care Coordination activities	(24,332)
Research and development	45,917	28,598
Income from equity method investees	(20,409)	(20,033)
Operating income	555,130	536,550
Other (income) expense:
Interest income	(8,751)	(27,944)
Interest expense	112,970	135,792
Income before income taxes	450,911	428,702
Income tax expense	100,542	100,944
Net income	350,369	327,758
Net income attributable to noncontrolling interests	67,650	57,009
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 282,719	€ 270,749
Basic earnings per share	€ 0.95	€ 0.88
Diluted earnings per share	€ 0.95	€ 0.88